Shareholder Report, Holdings (Details) - C000232658	May 31, 2025
594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
67066G104 | Nvidia Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
G29183103 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.80%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Communications
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%